Expense Example - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE INTERNATIONAL FUND	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	984
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	819
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	1,745
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,131
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	$ 1,614